Impairment of Assets - Schedule of Groups of Cash-Generating Units (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Impairment of Assets - Schedule of Groups of Cash-Generating Units (Details) [Line Items]
Goodwill (Note 17)	$ 3,297,086	$ 3,080,622	$ 3,484,303
Trademarks with indefinite useful life (Note 16)	302,316	250,879
Rights with indefinite useful life (Note 16)	27,471	23,385
Surtimax [Member]
Impairment of Assets - Schedule of Groups of Cash-Generating Units (Details) [Line Items]
Goodwill (Note 17)		37,402
Trademarks with indefinite useful life (Note 16)	17,427	17,427
Rights with indefinite useful life (Note 16)
Super Inter [Member]
Impairment of Assets - Schedule of Groups of Cash-Generating Units (Details) [Line Items]
Goodwill (Note 17)		464,332
Trademarks with indefinite useful life (Note 16)	63,704	63,704
Rights with indefinite useful life (Note 16)
Taeq [Member]
Impairment of Assets - Schedule of Groups of Cash-Generating Units (Details) [Line Items]
Goodwill (Note 17)
Trademarks with indefinite useful life (Note 16)	5,296
Rights with indefinite useful life (Note 16)
Exito Group [Member]
Impairment of Assets - Schedule of Groups of Cash-Generating Units (Details) [Line Items]
Goodwill (Note 17)		90,674
Trademarks with indefinite useful life (Note 16)
Rights with indefinite useful life (Note 16)		17,720
Carulla [Member]
Impairment of Assets - Schedule of Groups of Cash-Generating Units (Details) [Line Items]
Goodwill (Note 17)		856,495
Trademarks with indefinite useful life (Note 16)
Rights with indefinite useful life (Note 16)		2,771
Surtimayorista [Member]
Impairment of Assets - Schedule of Groups of Cash-Generating Units (Details) [Line Items]
Goodwill (Note 17)		4,174
Trademarks with indefinite useful life (Note 16)
Rights with indefinite useful life (Note 16)
COLOMBIA
Impairment of Assets - Schedule of Groups of Cash-Generating Units (Details) [Line Items]
Goodwill (Note 17)	1,453,077
Trademarks with indefinite useful life (Note 16)
Rights with indefinite useful life (Note 16)	20,491
URUGUAY
Impairment of Assets - Schedule of Groups of Cash-Generating Units (Details) [Line Items]
Goodwill (Note 17)	1,477,494	1,441,256
Trademarks with indefinite useful life (Note 16)	118,634	115,020
Rights with indefinite useful life (Note 16)
ARGENTINA
Impairment of Assets - Schedule of Groups of Cash-Generating Units (Details) [Line Items]
Goodwill (Note 17)	366,515	186,289
Trademarks with indefinite useful life (Note 16)	97,255	49,432
Rights with indefinite useful life (Note 16)	$ 6,980	2,894
Taeq [Member]
Impairment of Assets - Schedule of Groups of Cash-Generating Units (Details) [Line Items]
Goodwill (Note 17)
Trademarks with indefinite useful life (Note 16)		5,296
Rights with indefinite useful life (Note 16)